CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock Subscribed [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit During Exploration Stage [Member]	Total
Beginning Balance at Feb. 20, 2001
Issuance of common stock for cash, $0.002 per share	$ 29,750	$ 39,000				$ 68,750
Issuance of common stock for cash, $0.002 per share (Shares)	29,750,000
Net loss					(16,045)	(16,045)
Ending Balance at Dec. 31, 2001	29,750	39,000			(16,045)	52,705
Ending Balance (Shares) at Dec. 31, 2001	29,750,000
Net loss					(49,313)	(49,313)
Ending Balance at Dec. 31, 2002	29,750	39,000			(65,358)	3,392
Ending Balance (Shares) at Dec. 31, 2002	29,750,000
Net loss					(32,516)	(32,516)
Ending Balance at Dec. 31, 2003	29,750	39,000			(97,874)	(29,124)
Ending Balance (Shares) at Dec. 31, 2003	29,750,000
Net loss					(51,000)	(51,000)
Ending Balance at Dec. 31, 2004	29,750	39,000			(148,874)	(80,124)
Beginning Balance (Shares) at Dec. 31, 2004	29,750,000
Issuance of common stock for cash, $0.025	6,800	163,200				170,000
Issuance of common stock for cash, $0.025 (Shares)	6,800,000
Net loss					(54,025)	(54,025)
Ending Balance at Dec. 31, 2005	36,550	202,200			(202,899)	35,851
Ending Balance (Shares) at Dec. 31, 2005	36,550,000
Net loss					(95,279)	(95,279)
Ending Balance at Dec. 31, 2006	36,550	202,200			(298,178)	(59,428)
Beginning Balance (Shares) at Dec. 31, 2006	36,550,000
Issuance of common stock under Option Assignment Agreement, $0.0075 per share	30,000	195,000				225,000
Issuance of common stock under Option Assignment Agreement, $0.0075 per share (Shares)	30,000,000
Issuance of common stock for cash, $0.65 per share, net of $243,652 issuance fees	20,000	12,736,348				12,756,348
Issuance of common stock for cash, $0.65 per share, net of $243,652 issuance fees (Shares)	20,000,000
Stock-based compensation		101,317				101,317
Net loss					(2,243,271)	(2,243,271)
Ending Balance at Dec. 31, 2007	86,550	13,234,865			(2,541,449)	10,779,966
Ending Balance (Shares) at Dec. 31, 2007	86,550,000
Issuance of common stock from option exercise, $0.05 per share	20	980				1,000
Issuance of common stock from option exercise, $0.05 per share (Shares)	20,000
Issuance of common stock under Asset Purchase Agreement, $1.9157 per share	10,440	19,989,560				20,000,000
Issuance of common stock under Asset Purchase Agreement, $1.9157 per share (Shares)	10,440,087
Issuance of warrants under Asset Purchase Agreement		1,359,351				1,359,351
Stock-based compensation		1,474,693				1,474,693
Net loss					(4,115,927)	(4,115,927)
Ending Balance at Dec. 31, 2008	97,010	36,059,449			(6,657,376)	29,499,083
Ending Balance (Shares) at Dec. 31, 2008	97,010,087
Issuance of common stock for cash, $0.45 per share, net of $304,641 issuance fees	13,889	5,931,680	162,000			6,107,569
Issuance of common stock for cash, $0.45 per share, net of $304,641 issuance fees (Shares)	13,889,355
Stock-based compensation		108,323				108,323
Net loss					(3,248,652)	(3,248,652)
Ending Balance at Dec. 31, 2009	110,899	42,099,452	162,000		(9,906,028)	32,466,323
Ending Balance (Shares) at Dec. 31, 2009	110,899,442
Issuance of common stock from option exercise, $0.05 per share	500	24,500				25,000
Issuance of common stock from option exercise, $0.05 per share (Shares)	500,000
Issuance of common stock for cash, $0.45 per share, net of $11,743 issuance fees	11,035	4,942,972	(162,000)			4,792,007
Issuance of common stock for cash, $0.45 per share, net of $11,743 issuance fees (Shares)	11,035,000
Unrealized loss on short-term investments, net of $331 deferred tax				(614)		(614)
Stock-based compensation		1,232,927				1,232,927
Net loss					(4,691,054)	(4,691,054)
Ending Balance at Dec. 31, 2010	122,434	48,299,851		(614)	(14,597,082)	33,824,589
Ending Balance (Shares) at Dec. 31, 2010	122,434,442
Unrealized (loss) gain on investments, net of tax						25,787
Issuance of common stock for cash, $0.55 per share, net of $2,455 issuance fees	5,018	2,752,536				2,757,554
Issuance of common stock for cash, $0.55 per share, net of $2,455 issuance fees (Shares)	5,018,199
Unrealized gain on investments, net of deferred tax $13,887				25,787		25,787
Stock-based compensation		1,180,667				1,180,667
Net loss					(3,888,629)	(3,888,629)
Ending Balance at Dec. 31, 2011	127,452	52,233,054		25,173	(18,485,711)	33,899,968
Ending Balance (Shares) at Dec. 31, 2011	127,452,641
Unrealized (loss) gain on investments, net of tax						(4,817)
Issuance of common stock from option exercise, $0.05 per share	100	4,900				5,000
Issuance of common stock from option exercise, $0.05 per share (Shares)	100,000
Issuance of common stock for cash, $0.50 per share, net of $42,267 issuance fees	9,560	4,728,173				4,737,733
Issuance of common stock for cash, $0.50 per share, net of $42,267 issuance fees (Shares)	9,560,000
Issuance of common stock from warrant exercise, $0.75 per share	50	37,450				37,500
Issuance of common stock from warrant exercise, $0.75 per share (Shares)	50,000
Issuance of common stock for cash, $0.65 per share, net of $395,245 issuance fees	8,896	5,378,845				5,387,741
Issuance of common stock for cash, $0.65 per share, net of $395,245 issuance fees (Shares)	8,896,901
Unrealized loss on investments, net of deferred tax $2,596				(4,817)		(4,817)
Stock-based compensation		887,219				887,219
Net loss					(4,172,767)	(4,172,767)
Ending Balance at Dec. 31, 2012	$ 146,058	$ 63,269,641		$ 20,356	$ (22,658,478)	$ 40,777,577
Ending Balance (Shares) at Dec. 31, 2012	146,059,542